SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	$ 12	$ (25)	$ 59
Recognized in statements of income	54	37	(84)
Deferred tax assets and liabilities	66	12	(25)
Property, Plant and Equipment [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	(156)	(193)	(137)
Recognized in statements of income	192	37	(56)
Deferred tax assets and liabilities	36	(156)	(193)
Provisions [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	5	5	6
Recognized in statements of income			(1)
Deferred tax assets and liabilities	5	5	5
Tax Losses [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	163	163	190
Recognized in statements of income	(138)		(27)
Deferred tax assets and liabilities	$ 25	$ 163	$ 163